Average Annual Total Returns - Systematic Core Fund	None 1 Year	None 5 Years	None 10 Years	Russell 1000® Index (reflects no deduction for fees, expenses or taxes) 1 Year	Russell 1000® Index (reflects no deduction for fees, expenses or taxes) 5 Years	Russell 1000® Index (reflects no deduction for fees, expenses or taxes) 10 Years
Total	23.22%	15.35%	12.85%	20.96%	15.60%	14.01%